Investments - Business Combination - PCH Mucuri (Details) - PCH Mucuri - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2018	Feb. 19, 2018
Business Combination
Percentage of total capital acquired		100.00%
Current
Cash and cash equivalents		R$ 8,692
Trade accounts receivable		2,663
Recoverable taxes		111
Prepaid expenses		17
Total current assets		11,483
Non-current
Judicial deposits		1,682
Financial investments		2,472
Property, plant and equipment		110,459
Intangible		118
Total non-current assets		114,731
Total assets		126,214
Current
Trade accounts payable		255
Loans and financing		5,439
Taxes payable		540
Sectoral provisions		12,328
Other liabilities		73
Total current liabilities		18,635
Non-Current
Loans and financing		47,808
Provision for contingency		12,050
Total non-current liabilities		59,858
Total net		47,721
Total liabilities		126,214
Assets identified in the valuation, based on their estimated fair values
Net assets		47,721
Total net assets at fair value		47,721
Total consideration transferred / to be transferred		48,028
Goodwill on business combination		R$ 307
Pro-forma revenue	R$ 19,040
Pro-forma loss	(110,907)
Net revenue	15,803
Profit	R$ 1,915